Document and Entity Information	Oct. 29, 2024
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	Chubb Limited
Entity Incorporation State Country Code	V8
Entity File Number	1-11778
Entity Tax Identification Number	98-0091805
Entity Address Address Line 1	Baerengasse 32
Entity Address Postal Zip Code	8001
Entity Address City Or Town	Zurich
Entity Address Country	CH
Country Region	41
City Area Code	(0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000896159
Common Class A [Member]
Security 12b Title	Common Shares, par value CHF 0.50 per share
Trading Symbol	CB
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 0.30% Senior Notes due 2024 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 0.30% Senior Notes due 2024
Trading Symbol	CB/24A
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2027 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2027
Trading Symbol	CB/27
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 1.55% Senior Notes due 2028 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 1.55% Senior Notes due 2028
Trading Symbol	CB/28
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2029 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 0.875% Senior Notes due 2029
Trading Symbol	CB/29A
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 1.40% Senior Notes due 2031 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 1.40% Senior Notes due 2031
Trading Symbol	CB/31
Security Exchange Name	NYSE
Guarantee of Chubb INA Holdings LLC 2.50% Senior Notes due 2038 [Member]
Security 12b Title	Guarantee of Chubb INA Holdings LLC 2.50% Senior Notes due 2038
Trading Symbol	CB/38A
Security Exchange Name	NYSE